UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number   811-21619
Nuveen Equity Premium Income Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        12/31
Date of reporting period:    3/31/2008
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments (Unaudited)
Nuveen Equity Premium Income Fund (JPZ)
March 31, 2008

Shares	Description (1)				Value

	Common Stocks – 96.5%

	Aerospace & Defense – 2.9%

71,400	Boeing Company				$5,310,018
100,000	Honeywell International Inc.				5,642,000
32,000	Raytheon Company				2,067,520
89,400	United Technologies Corporation				6,152,508

	Total Aerospace & Defense				19,172,046

	Air Freight & Logistics – 0.3%

30,455	United Parcel Service, Inc., Class B				2,223,824

	Airlines – 0.1%

22,200	AMR Corporation-DEL, (2)				200,244
14,800	Continental Airlines, Inc., (2)				284,604

	Total Airlines				484,848

	Auto Components – 0.2%

21,200	American Axle and Manufacturing Holdings Inc.				434,600
30,487	Cooper Tire & Rubber				456,390

	Total Auto Components				890,990

	Automobiles – 0.3%

204,000	Ford Motor Company, (2)				1,166,880
48,800	General Motors Corporation				929,640
4,000	Harley-Davidson, Inc.				150,000

	Total Automobiles				2,246,520

	Beverages – 1.5%

107,304	Coca-Cola Company				6,531,594
48,083	PepsiCo, Inc.				3,471,593

	Total Beverages				10,003,187

	Biotechnology – 0.5%

33,936	Amgen Inc., (2)				1,417,846
4,297	Genentech, Inc., (2)				348,830
36,284	Gilead Sciences, Inc., (2)				1,869,715

	Total Biotechnology				3,636,391

	Building Products – 0.1%

25,567	Masco Corporation				506,994

	Capital Markets – 2.6%

46,289	Charles Schwab Corporation				871,622
19,900	Goldman Sachs Group, Inc.				3,291,261
10,500	Jefferies Group, Inc.				169,365
177,861	JPMorgan Chase & Co.				7,639,130
20,300	Legg Mason, Inc.				1,136,394
26,500	Merrill Lynch & Co., Inc.				1,079,610
23,209	Morgan Stanley				1,060,651
59,400	Waddell & Reed Financial, Inc., Class A				1,908,522

	Total Capital Markets				17,156,555

	Chemicals – 2.5%

51,511	Dow Chemical Company				1,898,180
148,600	E.I. Du Pont de Nemours and Company				6,948,536
40,400	Eastman Chemical Company				2,522,980
42,998	Lubrizol Corporation				2,386,819
19,000	NL Industries Inc.				207,480
53,293	Olin Corporation				1,053,070
63,622	RPM International, Inc.				1,332,245

	Total Chemicals				16,349,310

	Commercial Banks – 6.0%

383,779	Bank of America Corporation				14,549,062
18,300	Comerica Incorporated				641,964
52,600	HSBC Holdings PLC, Sponsored ADR				4,328,980
145,300	Lloyds TSB Group PLC, Sponsored ADR				5,216,270
3,120	Toronto-Dominion Bank				191,412
39,483	TrustCo Bank Corporation NY				351,004
175,300	U.S. Bancorp				5,672,708
128,748	Wachovia Corporation				3,476,196
190,800	Wells Fargo & Company				5,552,280

	Total Commercial Banks				39,979,876

	Commercial Services & Supplies – 1.0%

3,800	Avery Dennison Corporation				187,150
90,303	Deluxe Corporation				1,734,721
3,809	Manpower Inc.				214,294
23,000	Pitney Bowes Inc.				805,460
5,800	Priceline.com Incorporated, (2)				700,988
8,500	R.R. Donnelley & Sons Company				257,635
42,509	Resources Connection, Inc.				759,636
65,671	Waste Management, Inc.				2,203,919

	Total Commercial Services & Supplies				6,863,803

	Communications Equipment – 2.2%

18,403	ADTRAN, Inc.				340,456
8,828	Ciena Corporation, (2)				272,167
278,160	Cisco Systems, Inc., (2)				6,700,874
56,100	Corning Incorporated				1,348,644
11,875	JDS Uniphase Corporation, (2)				159,006
148,402	Motorola, Inc.				1,380,139
93,889	QUALCOMM Inc.				3,849,449
3,494	Research In Motion Limited, (2)				392,132

	Total Communications Equipment				14,442,867

	Computers & Peripherals – 3.8%

51,646	Apple, Inc., (2)				7,411,201
93,713	Dell Inc., (2)				1,866,763
93,700	EMC Corporation, (2)				1,343,658
129,100	Hewlett-Packard Company				5,894,706
70,881	International Business Machines Corporation (IBM)				8,161,238
10,457	McAfee Inc., (2)				346,022
33,400	Sun Microsystems Inc.				518,702

	Total Computers & Peripherals				25,542,290

	Consumer Finance – 0.2%

91,104	Capitalsource Inc.				880,976
10,500	Discover Financial Services				171,885
1,503	MasterCard, Inc.				335,154

	Total Consumer Finance				1,388,015

	Containers & Packaging – 0.6%

65,700	Packaging Corp. of America				1,467,081
87,489	Sonoco Products Company				2,504,810

	Total Containers & Packaging				3,971,891

	Diversified Financial Services – 1.9%

379,311	Citigroup Inc.				8,124,842
8,700	CME Group, Inc.				4,081,170
4,753	New York Stock Exchange Euronext				293,308

	Total Diversified Financial Services				12,499,320

	Diversified Telecommunication Services – 4.3%

582,077	AT&T Inc.				22,293,549
220,900	Citizens Communications Company				2,317,241
107,100	Verizon Communications Inc.				3,903,795
21,026	Windstream Corporation				251,261

	Total Diversified Telecommunication Services				28,765,846

	Electric Utilities – 1.4%

27,211	Ameren Corporation				1,198,372
34,781	Consolidated Edison, Inc.				1,380,806
26,923	Great Plains Energy Incorporated				663,652
60,787	OGE Energy Corp.				1,894,731
80,800	Pepco Holdings, Inc.				1,997,376
33,573	Progress Energy, Inc.				1,399,994
27,000	Southern Company				961,470

	Total Electric Utilities				9,496,401

	Electrical Equipment – 1.1%

122,400	Emerson Electric Co.				6,298,704
14,000	Rockwell Automation, Inc.				803,880

	Total Electrical Equipment				7,102,584

	Electronic Equipment & Instruments – 0.0%

4,194	Garmin Limited				226,518

	Energy Equipment & Services – 3.0%

21,953	Diamond Offshore Drilling, Inc.				2,555,329
24,668	ENSCO International Incorporated				1,544,710
111,600	Halliburton Company				4,389,228
26,902	Patterson-UTI Energy, Inc.				704,294
79,200	Schlumberger Limited				6,890,400
17,600	Smith International, Inc.				1,130,448
46,500	Tidewater Inc.				2,562,615

	Total Energy Equipment & Services				19,777,024

	Food & Staples Retailing – 1.0%

54,675	CVS Caremark Corporation				2,214,884
38,696	SUPERVALU INC.				1,160,106
66,878	Wal-Mart Stores, Inc.				3,523,133

	Total Food & Staples Retailing				6,898,123

	Food Products – 1.4%

173,705	Kraft Foods Inc.				5,386,592
25,762	Monsanto Company				2,872,463
57,000	Sara Lee Corporation				796,860

	Total Food Products				9,055,915

	Gas Utilities – 0.8%

28,977	AGL Resources Inc.				994,491
62,810	Atmos Energy Corporation				1,601,655
81,800	Nicor Inc.				2,741,118

	Total Gas Utilities				5,337,264

	Health Care Equipment & Supplies – 0.5%

36,000	Baxter International Inc.				2,081,520
5,452	Hologic Inc., (2)				303,131
711	Intuitive Surgical, Inc., (2)				230,613
16,292	Medtronic, Inc.				788,044

	Total Health Care Equipment & Supplies				3,403,308

	Health Care Providers & Services – 1.2%

27,158	Brookdale Senior Living Inc.				649,076
15,450	Coventry Health Care, Inc., (2)				623,408
3,121	Henry Schein Inc., (2)				179,145
83,690	Kindred Healthcare Inc., (2)				1,830,300
6,700	Mentor Corporation				172,324
88,646	UnitedHealth Group Incorporated				3,045,877
27,628	Wellpoint Inc., (2)				1,219,224

	Total Health Care Providers & Services				7,719,354

	Health Care Technology – 0.0%

4,883	Cerner Corporation, (2)				182,038

	Hotels, Restaurants & Leisure – 1.0%

17,000	Carnival Corporation				688,160
22,661	International Game Technology				911,199
86,900	McDonald’s Corporation				4,846,413

	Total Hotels, Restaurants & Leisure				6,445,772

	Household Durables – 1.7%

4,100	Black & Decker Corporation				271,010
107,400	Newell Rubbermaid Inc.				2,456,238
12,400	Snap-on Incorporated				630,540
25,600	Stanley Works				1,219,072
106,700	Tupperware Corporation				4,127,156
29,936	Whirlpool Corporation				2,597,846

	Total Household Durables				11,301,862

	Household Products – 2.9%

53,200	Colgate-Palmolive Company				4,144,812
22,833	Kimberly-Clark Corporation				1,473,870
193,080	Procter & Gamble Company				13,529,116

	Total Household Products				19,147,798

	Industrial Conglomerates – 4.1%

3,786	3M Co.				299,662
657,430	General Electric Company				24,331,484
52,800	Genuine Parts Company				2,123,616
4,702	Siemens AG, Sponsored ADR				512,236

	Total Industrial Conglomerates				27,266,998

	Insurance – 3.3%

36,800	Allstate Corporation				1,768,608
111,000	American International Group, Inc.				4,800,750
24,591	Arthur J. Gallagher & Co.				580,839
209,268	Fidelity National Title Group Inc., Class A				3,835,882
12,500	Hartford Financial Services Group, Inc.				947,125
80,446	Lincoln National Corporation				4,183,192
72,500	Marsh & McLennan Companies, Inc.				1,765,375
3,389	Midland Company				220,048
46,000	Travelers Companies, Inc.				2,201,100
52,700	Unitrin, Inc.				1,862,418

	Total Insurance				22,165,337

	Internet & Catalog Retail – 0.3%

24,004	Amazon.com, Inc., (2)				1,711,485
16,364	IAC/InterActiveCorp., (2)				339,717

	Total Internet & Catalog Retail				2,051,202

	Internet Software & Services – 1.7%

64,010	eBay Inc., (2)				1,910,058
12,882	Google Inc., Class A, (2)				5,674,135
159,665	United Online, Inc.				1,686,062
68,211	Yahoo! Inc., (2)				1,973,344

	Total Internet Software & Services				11,243,599

	IT Services – 0.7%

65,710	Automatic Data Processing, Inc.				2,785,447
6,395	Fidelity National Information Services				243,905
47,862	Paychex, Inc.				1,639,752
34,100	Standard Register Company				265,639

	Total IT Services				4,934,743

	Leisure Equipment & Products – 0.1%

17,155	Eastman Kodak Company				303,129
7,900	Polaris Industries Inc.				323,979

	Total Leisure Equipment & Products				627,108

	Machinery – 2.5%

30,891	Briggs & Stratton Corporation				552,949
75,600	Caterpillar Inc.				5,918,724
6,900	Cummins Inc.				323,058
18,560	Deere & Company				1,492,966
13,600	Graco Inc.				493,136
16,555	Ingersoll Rand Company Limited, Class A				738,022
9,750	Parker Hannifin Corporation				675,383
57,966	SPX Corporation				6,080,633
12,000	Timken Company				356,640

	Total Machinery				16,631,511

	Media – 1.9%

45,213	CBS Corporation, Class B				998,303
67,348	Clear Channel Communications, Inc.				1,967,909
102,516	Comcast Corporation, Class A				1,982,659
91,271	Entercom Communications Corporation				906,321
39,613	New York Times, Class A				747,893
26,000	Omnicom Group Inc.				1,148,680
183,600	Regal Entertainment Group, Class A				3,541,644
10,489	ValueClick, Inc., (2)				180,935
36,200	Walt Disney Company				1,135,956

	Total Media				12,610,300

	Metals & Mining – 1.7%

16,400	Alcoa Inc.				591,384
28,800	CONSOL Energy Inc.				1,992,672
32,000	Nucor Corporation				2,167,680
63,400	Southern Copper Corporation				6,582,822

	Total Metals & Mining				11,334,558

	Multiline Retail – 0.9%

4,351	Costco Wholesale Corporation				282,684
13,000	Family Dollar Stores, Inc.				253,500
38,002	Federated Department Stores, Inc.				876,326
55,400	Nordstrom, Inc.				1,806,040
7,900	Sears Holding Corporation, (2)				806,511
40,800	Target Corporation				2,067,744

	Total Multiline Retail				6,092,805

	Multi-Utilities – 1.9%

125,900	Duke Energy Corporation				2,247,315
82,456	Integrys Energy Group, Inc.				3,845,748
29,095	National Fuel Gas Company				1,373,575
15,861	Northwestern Corporation				386,533
49,251	ONEOK, Inc.				2,198,072
64,200	Public Service Enterprise Group Incorporated				2,580,198

	Total Multi-Utilities				12,631,441

	Oil, Gas & Consumable Fuels – 9.2%

12,530	BP Amoco PLC				759,945
167,900	Chevron Corporation				14,331,944
64,437	ConocoPhillips				4,910,744
11,640	Continental Resources Inc., (2)				371,200
3,331	EnCana Corporation				252,323
31,800	EOG Resources, Inc.				3,816,000
409,200	Exxon Mobil Corporation				34,610,136
4,200	Occidental Petroleum Corporation				307,314
3,068	Suncor Energy, Inc.				295,602
30,106	Tesoro Petroleum Corporation				903,180
3,941	Total S.A., Sponsored ADR				291,673
9,900	Valero Energy Corporation				486,189

	Total Oil, Gas & Consumable Fuels				61,336,250

	Paper & Forest Products – 0.5%

47,000	Weyerhaeuser Company				3,056,880

	Pharmaceuticals – 7.4%

111,700	Abbott Laboratories				6,160,255
246,638	Bristol-Myers Squibb Company				5,253,389
63,940	Eli Lilly and Company				3,298,665
16,994	GlaxoSmithKline PLC, ADR				721,055
169,722	Johnson & Johnson				11,009,866
234,802	Merck & Co. Inc.				8,910,736
426,857	Pfizer Inc.				8,934,117
32,315	Sanofi-Aventis, ADR				1,213,105
47,000	Schering-Plough Corporation				677,270
69,200	Wyeth				2,889,792

	Total Pharmaceuticals				49,068,250

	Real Estate Investment Trust – 2.1%

83,552	Ashford Hospitality Trust Inc.				474,575
23,473	Brandywine Realty Trust				398,102
65,884	CapLease Inc.				511,919
39,900	First Industrial Realty Trust, Inc.				1,232,511
39,146	Glimcher Realty Trust				468,186
21,000	Health Care REIT, Inc.				947,730
49,761	Healthcare Realty Trust, Inc.				1,301,250
96,783	Hospitality Properties Trust				3,292,558
117,900	HRPT Properties Trust				793,467
78,791	Lexington Corporate Properties Trust				1,135,378
6,410	Liberty Property Trust				199,415
17,263	Medical Properties Trust Inc.				195,417
42,953	Nationwide Health Properties, Inc.				1,449,664
27,000	Senior Housing Properties Trust				639,900
11,215	Sun Communities Inc.				229,908
61,650	U-Store-It Trust				698,495

	Total Real Estate Investment Trust				13,968,475

	Road & Rail – 0.4%

17,247	Burlington Northern Santa Fe Corporation				1,590,518
13,563	Norfolk Southern Corporation				736,742
1,832	Union Pacific Corporation				229,696

	Total Road & Rail				2,556,956

	Semiconductors & Equipment – 2.3%

26,500	Analog Devices, Inc.				782,280
107,328	Applied Materials, Inc.				2,093,969
45,300	Broadcom Corporation, Class A, (2)				872,931
231,484	Intel Corporation				4,902,831
14,740	Intersil Holding Corporation, Class A				378,376
7,565	Lam Research Corporation, (2)				289,134
43,526	Microchip Technology Incorporated				1,424,606
24,800	National Semiconductor Corporation				454,336
31,200	NVIDIA Corporation, (2)				617,448
115,500	Texas Instruments Incorporated				3,265,185

	Total Semiconductors & Equipment				15,081,096

	Software – 3.6%

44,031	Adobe Systems Incorporated, (2)				1,567,063
4,729	Akamai Technologies, Inc., (2)				133,169
11,400	Autodesk, Inc., (2)				358,872
35,767	BEA Systems, Inc., (2)				684,938
32,666	Cognizant Technology Solutions Corporation, Class A, (2)				941,761
453,413	Microsoft Corporation				12,867,861
16,433	NAVTEQ Corporation, (2)				1,117,444
251,668	Oracle Corporation, (2)				4,922,626
10,500	Salesforce.com, Inc., (2)				607,635
21,414	VeriSign, Inc., (2)				711,801

	Total Software				23,913,170

	Specialty Retail – 1.5%

27,715	Abercrombie & Fitch Co., Class A				2,027,075
47,700	American Eagle Outfitters, Inc.				835,227
52,650	Best Buy Co., Inc.				2,182,869
73,831	Home Depot, Inc.				2,065,053
52,315	Limited Brands, Inc.				894,587
55,300	Lowe’s Companies, Inc.				1,268,582
5,000	Tiffany & Co.				209,200
19,700	TJX Companies, Inc.				651,479

	Total Specialty Retail				10,134,072

	Textiles, Apparel & Luxury Goods – 0.4%

14,359	Cherokee Inc.				483,468
27,238	VF Corporation				2,111,217

	Total Textiles, Apparel & Luxury Goods				2,594,685

	Thrifts & Mortgage Finance – 0.2%

60,800	New York Community Bancorp, Inc.				1,107,776

	Tobacco – 2.8%

217,733	Altria Group, Inc.				4,833,673
217,733	Philip Morris International, (2)				11,012,935
32,200	Reynolds American Inc.				1,900,766
36,145	Vector Group Ltd.				635,791

	Total Tobacco				18,383,165

	Wireless Telecommunication Services – 0.0%

24,054	USA Mobility Inc.				171,746

	Total Common Stocks (cost $538,400,837)				641,180,657

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value

	Short-Term Investments – 6.2%

$41,550	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/08, repurchase price $41,551,350, collateralized by $38,055,000 U.S. Treasury Notes, 5.125%, due 6/30/11, value $42,383,756	1.100%	4/01/08		$41,550,080

	Total Short-Term Investments (cost $41,550,080)				41,550,080

	Total Investments (cost $579,950,917) – 102.7%				682,730,737

		Notional	Expiration	Strike
Contracts	Type	Amount (3)	Date	Price	Value

	Call Options Written – (1.0)% (4)

(596)	S&P 500 Index	$(81,950,000)	4/19/08	$1,375	$(441,040)
(1,187)	S&P 500 Index	(166,180,000)	4/19/08	1,400	(326,425)
(909)	S&P 500 Index	(122,715,000)	4/19/08	1,350	(1,427,130)
(896)	S&P 500 Index	(123,200,000)	5/17/08	1,375	(1,895,040)
(622)	S&P 500 Index	(87,080,000)	5/17/08	1,400	(805,490)
(571)	S&P 500 Index	(79,940,000)	6/21/08	1,400	(1,441,775)

(4,781)	Total Call Options Written (premiums received $15,498,603)	(661,065,000)			(6,336,900)

	Other Assets Less Liabilities – (1.7)%				(11,683,124)

	Net Assets – 100%				$664,710,713

(1)	All Percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing.

(3)	For disclosure purposes, Notional Amount is calculated by multiplying the number of Contracts by the Strike Price by 100.

(4)	The Fund may designate up to 100% of its Common Stock investments to cover outstanding Call Options Written.

ADR	American Depositary Receipt.
Fair Value Measurements
During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:
Level 1 -	Quoted prices in active markets for identical securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 -	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the Fund’s fair value measurements as of March 31, 2008:

	Level 1	Level 2	Level 3	Total

Investments	$671,717,802	$11,012,935	$-	$682,730,737
Call options written	(6,336,900)	-	-	(6,336,900)

Total	$665,380,902	$11,012,935	$-	$676,393,837

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recording income, timing differences in recognizing certain gains and losses on investment transactions and the recognition of unrealized gain or loss for tax (mark-to-market) on option contracts. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
At March 31, 2008, the cost of investments was $579,950,946.
Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2008, were as follows:

Gross unrealized:
Appreciation	$141,564,234
Depreciation	(38,784,443)

Net unrealized appreciation (depreciation) of investments	$102,779,791

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)   Nuveen Equity Premium Income Fund

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date May 30, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date May 30, 2008

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date May 30, 2008

*	Print the name and title of each signing officer under his or her signature.